CONVERTIBLE SENIOR NOTES, NET (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2019 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 ₪ / shares
Debt Instrument [Line Items]
Common Stock, Par or Stated Value Per Share | ₪ / shares					₪ 0.01		₪ 0.01
Cost of capped call transactions	$ 256,700
Capped call initial strike price | $ / shares						$ 157.53
Change in the fair value of the derivative asset from the reclassification		$ 4,600
Proceeds from settlement of capped call transactions		261,358	$ 0	$ 0
Convertible Senior Note [Member]
Debt Instrument [Line Items]
Principal amount	$ 500,000					$ 574,500
Debt repaid in cash		$ 500
Coupon rate	0.00%
Due date	Nov. 15, 2024
Additional Principal amount	$ 75,000
Conversion rate description	The Convertible Notes were convertible based upon an initial conversion rate of 6.3478 of the Company's ordinary shares, par value NIS 0.01 per share, per $1 principal amount of Convertible Notes (equivalent to a conversion price of approximately $157.53 per ordinary share).
Conversion rate percentage	130.00%
Principal amount of convertible notes for each trading day	$ 1,000
Percentage of measurement period of product of last reported sale price	98.00%
Percentage of repurchase price equal to principal amount of convertible notes	100.00%
Cap price of the capped call transactions | $ / shares	$ 229.14
Maturity description	senior notes due 2024